Share-Based Payments (Tables)	6 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Schedule of Share-Based Payment Transactions Recognised as an Expense

Total costs arising from share-based payment transactions recognised as an expense during the period were as follows:

	31 December 2025 $ (Unaudited)	31 December 2024 $ (Unaudited)
Issue of RSUs to Directors and management	(18,336,359)	(17,381,700)
Issue of shares to suppliers – 2744724 Alberta Inc	(328,805)	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd	-	(489,580)
Issue of RSU’s to suppliers – Chris Gale	-	(50,768)
	(18,665,164)	(17,922,048)

Schedule of Trading Price on the Date of Issue with the Overall Cost Spread Over the Vesting Period

The RSU’s vest equally over a three year term and have been valued based on the trading price on the date of issue with the overall cost spread over the vesting period. An amount of $12,044,484 has been booked in the accounts at 31 December 2025.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Executives	1,831,667	November 1, 2025	$12.94	1 November 2026
Executives	1,831,667	November 1, 2025	$12.94	1 November 2027
Executives	1,831,667	November 1, 2025	$12.94	1 November 2028
Advisors	315,000	November 1, 2025	$12.94	1 November 2026
Non-Executive Directors	420,000	November 1, 2025	$12.94	1 November 2026
	Number of PVO’s	Grant date	Fair value at grant date $ per right	Vesting Date
Executives, Advisors and Non-Executive Directors	2,490,000	November 1, 2025	$8.12	31 October 2026
Executives, Advisors and Non-Executive Directors	2,490,000	November 1, 2025	$8.57	31 October 2027
Executives, Advisors and Non-Executive Directors	2,490,000	November 1, 2025	$8.80	31 October 2028
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
2744724 Alberta Inc	100,000	October 8, 2025	$11.79	30 June 2026